Long-Term Debt and Capital Lease Obligations (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended			3 Months Ended
	Jan. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 08, 2010	Mar. 31, 2013 ITC DeltaCom senior secured notes due April 2016 M	Dec. 31, 2012 ITC DeltaCom senior secured notes due April 2016	Mar. 31, 2013 Senior Notes 8.875 percent due 2019	Mar. 31, 2012 Senior Notes 8.875 percent due 2019	May 16, 2011 Senior Notes 8.875 percent due 2019	Mar. 31, 2013 Senior secured revolving credit facility	Mar. 31, 2012 Senior secured revolving credit facility	May 16, 2011 Senior secured revolving credit facility	Mar. 31, 2013 Senior secured revolving credit facility Base rate	Mar. 31, 2013 Senior secured revolving credit facility LIBOR
Debt instrument:
Principal amount			$ 292,300,000	$ 325,000,000					$ 300,000,000
Interest rate (as a percent)		10.50%		10.50%			8.875%		8.875%				1.50%	2.50%
Unamortized premium				26,300,000	14,605,000	15,694,000
Redemption price as percentage of principal amount on consummation		0.00%
Outstanding principal amount of debt repurchased	200,000
Long-term Debt Redemption Price as Percentage of Principal Amount		0.00%			10.00%	10.00%
Principal Redeemed			32,500,000
Maximum redemption price as a percentage of the principal amount if the notes are redeemed on or after April 1, 2013		105.25%
Minimum redemption price as a percentage of the principal amount if the notes are redeemed on or after April 1, 2013		0.00%
Maximum percentage of the aggregate principal amount of notes redeemable before initial redemption date with net proceeds of certain equity offerings					35.00%		35.00%
Redemption price as percentage of principal amount with the net proceeds of equity offerings					110.50%
Number of consecutive monthly periods that the entity may redeem the notes before April 1, 2013 (in months)					12
Redemption price as percentage of principal amount of notes redeemable during any 12-month period before April 1, 2013		103.00%
Percentage of principal amount at which notes may be required to be repurchased in event of sales of certain assets					0.00%
Gains (Losses) on Extinguishment of Debt			800,000
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%		101.00%
Issue price as percentage of principal amount									96.555%
Gross proceeds from issuance of debt								289,700,000
Proceeds from issuance of long term debt, net of transaction fees								280,200,000
Transaction fees on debt issued								9,500,000			1,900,000
Redemption price as percentage of principal amount of notes redeemable from May 2015 to May 2016							104.438%
Redemption price as percentage of principal amount of notes redeemable from May 2016 to May 2017							102.219%
Redemption price as percentage of principal amount of notes redeemable after May 2017							0.00%
Redemption price as percentage of principal amount of notes redeemable before May 2015							0.00%
Redemption price as percentage of principal amount							108.875%
Maximum borrowing capacity												150,000,000
Commitment fee (as a percent)										0.375%
Letters of Credit Outstanding, Amount										$ 1,600,000